SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding options, Beginning balance			175,000	26,000	26,000	24,000
Weighted average exercise price per share, Beginning balance			$ 113	$ 675	$ 675	$ 858
Weighted-average remaining contractual life (in years), Outstanding					8 years 9 months 7 days	7 years 14 days	7 years 6 months 25 days
Aggregate intrinsic value, Beginning balance
Options, Granted	12,000		137,000	158,000	166,000	16,000
Weighted average exercise price per share, Granted					$ 26	$ 61
Options, Cancelled					(17,000)	(14,000)
Weighted average exercise price per share, Cancelled					$ 120	$ 288
Outstanding options, Ending balance	305,000		305,000		175,000	26,000	24,000
Weighted average exercise price per share, Ending balance					$ 113	$ 675	$ 858
Aggregate intrinsic value, Ending balance
Options vested and exercisable, outstanding					17,000
Weighted average exercise price per share, Options vested and exercisable					$ 911
Weighted-average remaining contractual life, Options vested and exercisable					5 years 6 months 29 days
Aggregate intrinsic value, Options vested and exercisable